Leases, Amounts Recognized in Comprehensive Income and Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Amounts recognized in the statement of comprehensive income [Abstract]
Interest on lease liabilities		$ 13.2
Depreciation of right-of-use assets	[1]	76.9	$ 13.9		$ 17.4
Lease expense			65.9
Income from sub-leasing right-of-use assets		0.4	1.0
Amounts recognized in statement of cash flows [Abstract]
Payment for lease liabilities (2019: payment for finance lease liabilities)		(80.1)	(12.9)	[2]	$ 0.0 [2]
Leases with annual cash outflows were not renewed or replaced		8.9
Under IFRS 16 [Member]
Amounts recognized in the statement of comprehensive income [Abstract]
Interest on lease liabilities		13.2
Depreciation of right-of-use assets		76.9
Impairment of right-of-use assets	[3]	5.9
Income from sub-leasing right-of-use assets		0.4
Amounts recognized in statement of cash flows [Abstract]
Interest payments on lease liabilities		13.2
Payment for lease liabilities (2019: payment for finance lease liabilities)		80.1
Total cash outflow for leases		$ 93.3
Under IAS 17 [Member]
Amounts recognized in the statement of comprehensive income [Abstract]
Interest on lease liabilities			2.0
Depreciation of right-of-use assets			13.9
Lease expense			65.9
Income from sub-leasing right-of-use assets			1.0
Amounts recognized in statement of cash flows [Abstract]
Interest payments on lease liabilities			2.0
Payment for lease liabilities (2019: payment for finance lease liabilities)			12.9
Total cash outflow for leases			$ 14.9

[1]	$13.9 million and $17.4 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the 12 months ended October 31, 2019 and the 18-months ended October 31, 2018 respectively. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the period as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.
[2]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[3]	The Group assessed right-of-use assets for indicators of impairment during the year in particular leases, which have become vacant or part vacant or changes in sub-lease expectations on existing vacant properties. As a result, an additional impairment of $5.9 million was recognized in the year. The impairment against the right-of-use asset carrying value reflects any expected sub lease-income over the remainder of the lease.